Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	UNION SECURITY INSURANCE CO
Entity Central Index Key	0000823533
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Post-Effective Amendment Number	5
Entity Filer Category	Non-accelerated Filer